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Metropolitan Tower Life Insurance Company
200 Park Avenue
New York, New York 10166

                               September 7, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: Metropolitan Tower Separate Accounts One and Two
         File No. 811-3617 and 811-4189

Commissioners:

Semi-annual reports dated June 30, 2007 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Metropolitan Tower Separate Account One and Metropolitan Tower Separate Account Two of Metropolitan Tower Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Semi-annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                                  Sincerely,

                                                  /s/ Gina C. Sandonato
                                                  -----------------------------
                                                  Gina C. Sandonato